INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Federal statutory rate to the Company's effective tax rate for the years ended December 31, 2012 and December 31, 2011 is as follows:

	2012	2011
Federal statutory rate	(34.0)%	(34.0)%
Decrease resulting from:
Non-deductible expenses	4.4	5.9
Timing differences	-	-
Change in valuation allowance	28.8	25.0
Net operating losses	0.8	3.1
Effective tax rate	-%	-%